TAXES AND CONTRIBUTIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TAXES AND CONTRIBUTIONS
Current asset	R$ 2,831,414	R$ 4,207,227
Non-current asset	2,715,445	1,153,616
Current liabilities	1,146,169	1,022,562
Non-current liabilities	372,488	574,781
Contingent liability on legal proceedings	54,055,659	47,023,866
Tax Dispute on Calculation of IRPJ and CSLL | Eletrobras
TAXES AND CONTRIBUTIONS
Contingent liability on legal proceedings	2,060,752	1,976,858
IRPJ and CSLL Tax recovery suit | CGT Eletrosul
TAXES AND CONTRIBUTIONS
Contingent liability on legal proceedings	836,218	733,906
IRPJ
TAXES AND CONTRIBUTIONS
Current asset	1,194,549	2,158,272
Current liabilities	26,475	21,278
CSLL
TAXES AND CONTRIBUTIONS
Current asset	719,676	773,986
Current liabilities	10,133	8,397
IRRF / CSRF - Witholding Taxes
TAXES AND CONTRIBUTIONS
Current asset	607,620	1,172,390
Current liabilities	148,513	225,933
PIS / COFINS - Sales Taxes
TAXES AND CONTRIBUTIONS
Current asset	68,572	20,033
Non-current asset	233,416	201,951
Current liabilities	707,786	583,967
Non-current liabilities	250,153	431,797
INSS / FGTS - Payroll Contributions
TAXES AND CONTRIBUTIONS
Current asset	8,244
Current liabilities	85,876	65,600
PAES / REFIS - Renegotiated Taxes
TAXES AND CONTRIBUTIONS
Current liabilities	69,492	36,586
Non-current liabilities	89,569	142,984
ICMS
TAXES AND CONTRIBUTIONS
Current asset	171,428	68,691
Non-current asset	125,901	106,585
Current liabilities	39,801	45,034
ISS - Service Tax
TAXES AND CONTRIBUTIONS
Current asset	3,504
Current liabilities	18,810	22,185
Others
TAXES AND CONTRIBUTIONS
Current asset	57,821	13,855
Non-current asset	4,808	22,884
Current liabilities	39,283	13,582
IRRF
TAXES AND CONTRIBUTIONS
Non-current asset	2,351,320	R$ 822,196
Non-current liabilities	R$ 32,766